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         [LETTERHEAD OF SOUTHLAND LIFE INSURANCE COMPANY APPEARS HERE]

May 8, 1998

VIA EDGAR

Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Southland Life Insurance Company
    Southland Separate Account A1
    File No. 33-89574
    --------------------------------

Commissioners:

        On behalf of Southland Life Insurance Company (the "Company") and Southland Separate Account A1 (the "Account"), we are transmitting for filing pursuant to Rule 497(j) under the Securities Act of 1933 and Item 101(a) of Regulation S-T, this notice in lieu of a filing under Rule 497(c). The Company represents that:

        1. The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent post-effective amendment to the Account's Form N-4 registration statement; and

        2. The most recent post-effective amendment to the Account's Form N-4 registration statement has been filed via EDGAR on May 1, 1998.

        If you have any questions please contact the undersigned at (770) 618-3910.

Sincerely,

/s/ Daniel B. Lazarus
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Daniel B. Lazarus
Director--Variable Products
Southland Life Insurance Company

cc: David S. Goldstein